Form N-1A Cover	Oct. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2023
Prospectus Date	Mar. 01, 2024
Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Growth Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Fundamental Equity Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Growth Leaders Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Micro Cap Growth Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SECURITIES TRUST

Lord Abbett Value Opportunities Fund

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.